CAPITAL LEASE OBLIGATIONS (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Capital lease obligations
Total	$ 159.7
Less : Accumulated depreciation	(17.1)
Total	142.6
Schedule of future minimum lease payments under capital leases together with the present value of the net minimum lease payments
2012	36.8
2013	43.5
2014	7.0
2015	57.9
2016	7.0
Later years	25.8
Total minimum lease payments	178.0
Less: Amount representing interest	(24.2)
Present value of net minimum lease payments	153.8
Analysis as:
Current	36.8
Non-current	141.2
Total	178.0
Buildings
Capital lease obligations
Total	97.8
Machinery and equipment
Capital lease obligations
Total	54.5
Furniture, fixtures and equipment
Capital lease obligations
Total	$ 7.4
Minimum
Capital lease obligations
Payment terms of leases for building, machinery and equipment (in years)	3
Maximum
Capital lease obligations
Payment terms of leases for building, machinery and equipment (in years)	12